Consolidated Statements of Cash Flows - Symon (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Cash flows from operating activities
Net income	$ 3,491,050	$ 3,926,292	$ 1,765,431
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,111,948	1,369,747	2,279,096
Deferred tax provision (benefit)	64,908	46,683	(366,978)
Foreign currency translation (gain) loss on intercompany advances	(798)	(11,492)	42,157
Other non-cash expense (income), net	(9,180)	2,815	(11,764)
Changes in operating assets and liabilities:
Accounts receivable	(442,329)	1,056,750	(1,103,578)
Inventory	607,540	(954,635)	(218,654)
Other current assets	109,977	(70,594)	3,187
Other assets, net	96,444	78,475	75,100
Accounts payable	1,684,425	875,783	(296,162)
Accrued liabilities	(437,955)	722,085	438,391
Deferred revenue	686,801	(922,012)	2,006,810
Net cash provided by operating activities	6,962,831	6,119,897	4,613,036
Cash flows from investing activities
Payments made to former shareholders for previous business combinations		(99,723)	(247,640)
Purchases of property and equipment	(575,106)	(516,858)	(312,910)
Net cash used in investing activities	(575,106)	(616,581)	(560,550)
Cash flows from financing activities
Repayments of bank borrowings		(5,000,000)	(6,550,000)
Net cash used in financing activities		(5,000,000)	(6,550,000)
Effect of exchange rate changes on cash	(21,247)	(21,352)	5,942
Net increase (decrease) in cash and cash equivalents	6,366,478	481,964	(2,491,572)
Cash and cash equivalents	10,203,169	3,836,691	3,354,727
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	19,791	160,587	445,799
Cash paid during the year for income taxes	2,061,735	1,050,224	1,005,543
Period Start [Member]
Cash flows from financing activities
Cash and cash equivalents	3,836,691	3,354,727	5,846,299
Period End [Member]
Cash flows from financing activities
Cash and cash equivalents	$ 10,203,169	$ 3,836,691	$ 3,354,727